Schedule of Investments
Thornburg Low Duration Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 100.2%
	Alabama — 0.9%
[a]	City of Mobile Industrial Development Board (Alabama Power Company Barry Plant), 1.85% due 6/1/2034 (put 3/24/2020)	$1,000,000	$ 1,001,360
	Southeast Alabama Gas Supply District, Series A, 4.00% due 6/1/2020	1,000,000	1,021,680
	Alaska — 2.4%
	Alaska Industrial Development & Export Authority, Series A, 5.25% due 4/1/2024	3,780,000	3,885,122
	City of Valdez (BP Pipelines (Alaska), Inc. Project), Series B, 5.00% due 1/1/2021	1,725,000	1,814,320
	Arizona — 1.8%
[b]	Arizona (Banner Health Obligated Group; LOC Bank of America N.A.) HFA, Series C, 1.95% due 1/1/2046 (put 7/1/2019)	1,000,000	1,000,000
[c]	Maricopa County Industrial Development Authority (Banner Health Obligated Group), Series B, 2.28% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	2,000,000	2,000,000
	Mesa Utility System Revenue,
	3.00% due 7/1/2019	325,000	325,000
	4.00% due 7/1/2020	915,000	939,586
	California — 3.0%
[a]	Bay Area Toll Authority, 1.375% due 4/1/2053 (put 4/1/2020)	1,200,000	1,200,480
[c]	California Infrastructure and Economic Development Bank (California Academy of Sciences), Series D, 2.063% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	2,000,000	1,999,980
[c,d]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 2.332% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	1,003,260
[a,e]	California Municipal Finance Authority, Series A, 2.00% due 2/1/2039 (put 2/3/2020)	2,000,000	2,006,860
[f]	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2020	565,000	582,956
	State of California GO, 2.00% due 12/1/2019	500,000	501,765
	Colorado — 5.4%
	City & County of Denver (SPA JPMorgan Chase Bank, N.A.),
[b]	Series A1, 1.95% due 12/1/2029 (put 7/1/2019)	4,370,000	4,370,000
[b]	Series A3, 1.95% due 12/1/2031 (put 7/1/2019)	3,070,000	3,070,000
	City of Aurora (Sports Park and E-911 Projects) COP, 5.00% due 12/1/2019	365,000	370,643
	Colorado (Catholic Health Initiatives), HFA, Series A, 5.00% due 2/1/2020	2,885,000	2,939,209
	Interlocken Metropolitan District (Insured: AGM) GO,
	Series A-1,
	5.00% due 12/1/2020 - 12/1/2022	1,250,000	1,368,433
[f]	5.00% due 12/1/2023	750,000	855,202
	Connecticut — 1.5%
	State of Connecticut GO,
	Series C, 5.00% due 6/15/2022	1,715,000	1,887,889
	Series F, 5.00% due 9/15/2023	1,000,000	1,139,260
	State of Connecticut Special Tax Revenue, Series B, 5.00% due 10/1/2021	525,000	566,433
	Florida — 4.8%
[b]	City of Gainesville (Utilities System; SPA Landesbank Hessen-Thuringen), Series C-REMK 1.94% due 10/1/2026 (put 7/1/2019)	2,200,000	2,200,000
	City of Jacksonville, Series C, 5.00% due 10/1/2019 - 10/1/2020	1,500,000	1,548,195
[f]	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 4.00% due 11/1/2020	850,000	877,880
	City of Orlando,(Insured: AGM), Series A, 4.00% due 11/1/2021	900,000	952,191
[b]	Manatee County (Florida Power & Light Co.), 1.95% due 9/1/2024 (put 7/1/2019)	4,300,000	4,300,000
	School District of Broward County COP, Series A 5.00% due 7/1/2019	1,750,000	1,750,000
	Georgia — 2.1%
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2019 - 12/1/2021	1,000,000	1,055,678
	Main Street Natural Gas, Inc, Series A, 5.00% due 5/15/2022	1,000,000	1,086,860
[a]	Monroe County Development Authority (Gulf Power Co.), 2.00% due 9/1/2037 (put 6/25/2020)	3,000,000	3,009,870
	Guam — 0.5%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2019 - 10/1/2020	1,200,000	1,220,064
	Hawaii — 0.4%
[c]	City and County of Honolulu (Rail Transit Project) GO, 2.22% (MUNIPSA + 0.32%) due 9/1/2028 (put 9/1/2020)	1,000,000	999,800
	Illinois — 8.1%
	Chicago Park District (Capital Improvement Plan) GO, Series D, 5.00% due 1/1/2020	500,000	507,760
	Chicago Park District GO, Series B, 5.00% due 1/1/2022	400,000	427,376
	City of Chicago (Water System),
	5.00% due 11/1/2020	600,000	625,686
	Series 2017-2, 5.00% due 11/1/2019 - 11/1/2022	2,200,000	2,279,578
	City of Chicago ETM, 5.00% due 1/1/2020	600,000	610,818
[d]	Cook County Community College District No. 508 (City Colleges of Chicago) GO, 5.00% due 12/1/2023	500,000	542,545
	Cook County School District No. 170 Chicago Heights (Insured AGM) GO, Series D, 5.00% due 12/1/2022	1,500,000	1,635,315

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	County of Cook (Capital Improvement Plan) GO, Series A, 5.00% due 11/15/2019	$ 615,000	$ 622,841
	County of Cook GO, Series C, 4.25% due 11/15/2019	200,000	202,000
	Du Page County High School District No. 88 (Addison Trail and Willowbrook High Schools GO, 3.00% due 1/15/2020	1,245,000	1,255,732
	Illinois Finance Authority (Centegra HealthCare System), 5.00% due 9/1/2019	1,115,000	1,121,690
[b]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series A-1, 1.95% due 8/15/2042 (put 7/1/2019)	2,600,000	2,600,000
[a]	Illinois Finance Authority (Peoples Gas Light & Coke Co.), Series B, 1.875% due 2/1/2033 (put 8/1/2020)	3,600,000	3,612,096
	State of Illinois (Build Illinois Program), 5.00% due 6/15/2020	535,000	550,579
	State of Illinois (State Facilities Improvements) GO,
	5.00% due 7/1/2021 - 3/1/2022	1,575,000	1,678,914
	Series A, 5.00% due 10/1/2022	1,000,000	1,092,030
	Indiana — 4.0%
[a]	City of Whiting, 1.85% due 6/1/2044 (put 10/1/2019)	2,000,000	2,001,540
[b]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group;LOC Barclyas Bank Plc), 1.97% due 11/1/2037 (put 7/1/2019)	2,735,000	2,735,000
[c,g]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series L, 1.00% (MUNIPSA + 0.55%) due 12/1/2046 (put 5/4/2021)	4,800,000	4,801,344
	Kentucky — 1.6%
	Commonwealth of Kentucky State Property and Buildings Commission (Project No. 112), Series B, 5.00% due 11/1/2019 - 11/1/2021	2,600,000	2,742,504
[a]	Louisville/Jefferson County Metropolitan Government (Louisville Gas & Electric Co.), 1.85% due 10/1/2033 (put 4/1/2021)	1,200,000	1,206,996
	Louisiana — 2.8%
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2021	600,000	628,512
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	1,925,000	2,029,508
	Shreveport Water & Sewer Revenue (Insured:BAM), Series C, 5.00% due 12/1/2023	860,000	981,028
	State of Louisiana GO, Series C, 5.00% due 8/1/2021	2,960,000	3,179,839
	Maryland — 0.4%
	Washington County (Diakon Lutheran Social Ministries Obligated Group), Series B, 5.00% due 1/1/2020 - 1/1/2023	770,000	825,139
	Michigan — 3.5%
	Detroit Downtown Development Authority (Catalyst Development Project), Insured:AGM, Series A, 5.00% due 7/1/2021 - 7/1/2022	500,000	541,269
	Detroit Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue; Insured :AGM), Series A, 5.25% due 7/1/2020	2,800,000	2,904,972
	Livonia Public Schools School District (Insured: BAM) GO, 5.00% due 5/1/2021 - 5/1/2022	985,000	1,060,431
	Michigan Strategic Fund (Detroit Edison Company; Insured: AMBAC), 7.00% due 5/1/2021	2,000,000	2,191,340
	Northern Michigan University, Series A, 5.00% due 12/1/2019 - 12/1/2021	1,535,000	1,605,554
	Minnesota — 0.9%
[c]	Minnesota Housing Finance Agency (Residential Single Family Development), 2.45% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	2,150,000	2,149,033
	Mississippi — 1.6%
[b]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series G 1.93% due 12/1/2030 (put 7/1/2019)	2,765,000	2,765,000
	Mississippi Development Bank (Jackson Public School District), 4.00% due 10/1/2019	750,000	754,740
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2022	375,000	415,875
	Missouri — 1.7%
[b]	Missouri Development Finance Board (Nelson Gallery Foundation; SPA Northern Trust Co., N.A.) GO, Series A 1.92% due 12/1/2033 (put 7/1/2019)	4,100,000	4,100,000
	Nebraska — 0.9%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	2,000,000	2,246,200
	Nevada — 1.0%
	Clark County Department of Aviation, Series A, 5.00% due 7/1/2021	2,000,000	2,143,780
	Clark County School District (School Facilities Improvements) GO, Series C, 5.00% due 6/15/2021	250,000	267,425
	New Hampshire — 2.0%
[b]	New Hampshire Health and Education Facilities Authority Act, (University System of New Hampshire; SPA Wells Fargo Bank, N.A.), Series B-1, 1.97% due 7/1/2033 (put 7/1/2019)	4,800,000	4,800,000
	New Jersey — 3.5%
	City of Trenton (Various Capital Improvements; Insured: AGM) (State Aid Withholding) GO, 5.00% due 7/15/2020	500,000	517,975
	Hudson County Improvement Authority GO, Series B-1, 3.00% due 5/22/2020	1,350,000	1,369,183
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series K, 5.50% due 12/15/2019	200,000	203,540
	New Jersey Transit Corp. (Urban Public Transportation Capital Improvement), Series A, 5.00% due 9/15/2019	1,250,000	1,258,888
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), 5.00% due 6/15/2020	500,000	515,860
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: Natl-Re), Series B, 5.50% due 12/15/2020	2,000,000	2,108,000
	Passaic Valley Sewer Commissioners (Sewer System) GO, Series G, 5.75% due 12/1/2021	500,000	548,180
	Tobacco Settlement Financing Corp., Series A, 5.00% due 6/1/2021	1,790,000	1,898,528
	New Mexico — 3.9%
[a]	City of Farmington (Southern California Edison Co.-Four Corners Project), 2.125% due 6/1/2040 (put 6/1/2022)	2,500,000	2,504,550
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.),
[b]	Series C, 1.95% due 8/1/2034 (put 7/1/2019)	2,800,000	2,800,000
[b]	Series D, 1.95% due 8/1/2034 (put 7/1/2019)	1,500,000	1,500,000

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services), 5.00% due 8/1/2039 (pre-refunded 8/1/2019)	$ 600,000	$ 601,776
[g]	New Mexico Municipal Energy Acquisition Authority, Series A 4.00% due 11/1/2021 - 11/1/2022	1,750,000	1,865,611
	New York — 13.3%
	City of New York (Capital Projects) GO, Series C, 5.00% due 8/1/2019	450,000	451,368
[b]	City of New York (SPA Barclays Bank plc) GO, Series F-5, 1.97% due 6/1/2044 (put 7/1/2019)	1,200,000	1,200,000
[b]	City of New York (SPA JP Morgan Chase Bank, N.A) GO, Series 1-SUBSER I-2 1.95% due 3/1/2040 (put 7/1/2019)	2,000,000	2,000,000
	City of New York GO, Series C, 5.00% due 8/1/2019	1,000,000	1,003,040
[c]	Long Island Power Authority, Series C, 2.458% (LIBOR 1 Month + 0.750%) due 5/1/2033 (put 10/1/2023)	3,500,000	3,502,170
	Metropolitan Transportation Authority (Transit and Commuter System),
	Series A-1, 4.00% due 8/15/2019	1,000,000	1,002,900
	Series C-1, 5.00% due 9/1/2020	2,350,000	2,446,185
	Metropolitan Transportation Authority, Series A, 4.00% due 2/3/2020	1,000,000	1,015,130
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue, (SPA Barclays Bank plc), Series B-3, 1.97% due 11/1/2042 (put 7/1/2019)	4,800,000	4,800,000
[b]	New York City Water & Sewer System, (SPA Mizuho Bank, Ltd.), Series A-1, 1.97% due 6/15/2044 (put 7/1/2019)	3,020,000	3,020,000
[b]	New York City Water & Sewer System, (SPA State Street Bank and Trust), Series B-2, 1.96% due 6/15/2045 (put 7/1/2019)	1,700,000	1,700,000
	New York State Dormitory Authority (NYSARC, Inc. Developmental Disability Programs), Series A, 5.00% due 7/1/2020	1,175,000	1,218,170
	Suffolk County GO, 5.00% due 7/24/2019	4,000,000	4,008,320
	Tobacco Settlement Asset Securitization Corp., Series A, 5.00% due 6/1/2021	1,000,000	1,059,820
	Town of Oyster Bay GO, Series B, 3.00% due 2/1/2020 - 3/13/2020	3,150,000	3,173,681
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2023	425,000	480,607
	North Carolina — 2.1%
[b]	Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series B, 1.94% due 1/15/2038 (put 7/1/2019)	4,300,000	4,300,000
	North Carolina Turnpike Authority,
	4.00% due 1/1/2020	400,000	404,576
	5.00% due 1/1/2021 - 1/1/2022	415,000	441,414
	North Dakota — 1.6%
	County of McKenzie, 5.00% due 8/1/2022	2,000,000	2,202,960
	Ward County Insured: AGM, 3.00% due 4/1/2021	1,680,000	1,696,498
	Ohio — 3.4%
	Clty of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	500,000	540,150
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2022 - 2/15/2023	3,130,000	3,455,278
[b]	Ohio Higher Educational Facility Commission, (SPA Barclays Bank Plc), Series B-4, 1.92% due 1/1/2043 (put 7/1/2019)	4,200,000	4,200,000
	Oregon — 0.4%
[b]	Oregon Health & Science University (LOC U.S. Bank N.A.), Series B-3-REMK 1.92% due 7/1/2042 (put 7/1/2019)	1,000,000	1,000,000
	Pennsylvania — 2.3%
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 10/1/2020	500,000	522,040
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2021	1,000,000	1,064,910
	Cumberland County Municipal Authority (Diakon Lutheran Social Ministries Obligated Group), 5.00% due 7/1/2019	300,000	300,000
	East Penn School District (State Aid Withholding) GO, 2.00% due 9/15/2020	555,000	555,255
[b]	Hospitals & Higher Education Facilities Authority of Philadelphia (Children’s Hospital of Philadelphia Obligated Group; SPA Wells Fargo Bank, N.A.), 1.93% due 7/1/2041 (put 7/1/2019)	1,225,000	1,225,000
	Luzerne County Industrial Development Authority (Insured: AGM) GO, 5.00% due 12/15/2019 - 12/15/2020	1,000,000	1,027,865
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2020 - 5/1/2022	745,000	792,781
	Rhode Island — 0.7%
[f]	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2019	1,575,000	1,588,907
	South Carolina — 1.0%
[c]	City of Charleston Waterworks & Sewer System Revenue (Capital Improvement), Series B, 2.052% ( LIBOR 1 Month + 0.37%) due 1/1/2035 (put 1/1/2022)	2,500,000	2,496,950
	Tennessee — 0.6%
	Tennessee Energy Acquisition Corp. (The Gas Project), Series C, 5.00% due 2/1/2023	1,310,000	1,442,978
	Texas — 14.2%
	City of Brownsville (Water, Wastewater & Electric Utilities Systems), 5.00% due 9/1/2020	1,000,000	1,041,400
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2021	1,000,000	1,058,920
[c]	City of Houston (Combined Utility System), Series C, 2.043% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	3,200,000	3,193,728
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2022	1,000,000	1,103,740
	City of San Antonio (Electric and Gas Systems),
[a]	Series A, 2.25% due 2/1/2033 (put 12/1/2019)	1,000,000	1,002,660
[a]	Series C, 3.00% due 12/1/2045 (put 12/1/2019)	265,000	266,521
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	1,000,000	1,071,250
	County of La Salle (Insured: AGM) GO, 5.00% due 3/1/2020 - 3/1/2021	1,900,000	1,977,979
[a]	Dallas Independent School District (School District Buildings Renovations; Insured: PSF-GTD) GO, Series B-4, 5.00% due 2/15/2036 (put 2/15/2020)	325,000	332,147

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Harris County Cultural Education Facilities Finance Corp (Texas Medical Center; LOC JPMorgan Chase Bank N.A.),
[b]	Series B-1, 1.95% due 9/1/2031 (put 7/1/2019)	$1,415,000	$ 1,415,000
[b]	Series B-2, 1.95% due 9/1/2031 (put 7/1/2019)	530,000	530,000
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Service Corp.), 5.00% due 11/15/2020	1,145,000	1,199,582
[b]	Harris County Cultural Education Facilities Finance Corp.(Texas Medical Center; LOC JPMorgan Chase Bank, N.A.), Series A 1.95% due 9/1/2031 (put 7/1/2019)	2,550,000	2,550,000
	Houston Airport System Revenue, Series B, 5.00% due 7/1/2022 - 7/1/2023	780,000	866,183
[a]	Houston Independent School District, GO (Insured: PSF-GTD) Series B-REM, 2.40% due 6/1/2036	3,275,000	3,329,136
	North Texas Tollway Authority, Series A, 5.00% due 1/1/2022	1,000,000	1,088,780
	Red River Authority (Insured: Natl-Re), 4.45% due 6/1/2020	2,500,000	2,558,825
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2021	510,000	543,094
[b]	Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group; LOC TD Bank N.A.), 1.95% due 11/15/2050 (put 7/1/2019)	4,800,000	4,800,000
[f]	Texas Transportation Commission (Highway Improvements) GO, 4.00% due 8/29/2019	4,295,000	4,311,621
	Utah — 0.5%
[b]	Murray (IHC Health Services, Inc. Obligated Group; SPA JP Morgan Chase Bank, N.A), Series B 1.91% due 5/15/2037 (put 7/1/2019)	1,300,000	1,300,000
	Washington — 0.4%
	Washington Health Care Facilities Authority (Insured: AGC), 6.00% due 8/15/2039 (pre-refunded 8/15/2019)	1,000,000	1,005,450
	West Virginia — 1.0%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	1,000,000	1,022,820
[a]	West Virginia Economic Development Authority (Appalachian Power Co.), Series A, 2.625% due 12/1/2042 (put 6/1/2022)	1,425,000	1,453,728
	Total Investments — 100.2% (Cost $239,800,166)		$241,345,573
	Liabilities Net of Other Assets — (0.2)%		(504,320)
	Net Assets — 100.0%		$240,841,253

Footnote Legend
a	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at June 30, 2019.
b	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
c	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.
d	Illiquid security.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $2,006,860, representing 0.83% of the Fund’s net assets.
f	Segregated as collateral for a when-issued security.
g	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Associated General Contractors
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrowed to Maturity
GO	General Obligation
HFA	Health Facilities Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Low Duration Municipal Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Low Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Municipal Fund	June 30, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 241,345,573	$ —	$ 241,345,573	$ —
Total Investments in Securities	$241,345,573	$—	$241,345,573	$—
Total Assets	$241,345,573	$—	$241,345,573	$—